Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No.1 to FORM S-1
Document Period End Date	Jun. 30, 2016
Trading Symbol	VLRX
Entity Registrant Name	VALERITAS HOLDINGS INC.
Entity Central Index Key	0001619250
Entity Filer Category	Smaller Reporting Company